Commitments (Tables)	12 Months Ended
May 31, 2011
Commitments And Contingencies Disclosure [Abstract]
A schedule of future minimum long-term purchase commitments and future minimum lease payments

A schedule of future minimum long-term purchase commitments, based on May 31, 2011 market prices, and minimum lease payments under non-cancelable operating leases as of May 31, 2011 follows:

(in millions)	Purchase Commitments	Operating Leases
2012	$1,865.6	$42.0
2013	380.0	29.6
2014	280.4	20.0
2015	144.8	13.0
2016	144.8	10.6
Subsequent years	3,146.1	13.0
	$5,961.7	$128.2